ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Mar. 31, 2025
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Paranovus Entertainment Technology Limited (“Paranovus Cayman”) is a holding company. It was incorporated on February 13, 2018 under the laws of the Cayman Islands and previously named Happiness Biotech Group Limited. On November 5, 2021, the Company changed its name to Happiness Development Group Limited under the special resolution dated October 21, 2021. On March 13, 2023 the Company changed its name to Paranovus Entertainment Technology Limited under the special resolution dated March 13, 2023. The Company has no substantive operations other than holding 100% equity or ownership of Paranovus Entertainment (Hong Kong) Technology Ltd. (“Paranovus Hong Kong”), Paranovus Entertainment (New York) Technology Limited (“Paranovus NewYork”) and 51% of equity interest of Bomie Wookoo Inc. (“BW”). Paranovous Hong Kong is a holding company of all of the equity or ownership of Hainan Paranovous Technology Co., Ltd. (“Paranouvous Hainan”), which was established on May 6, 2024. Paranovus NewYork is a holding company of 100% equity or ownership of 2Lab3 LLC, which was established on December 8, 2022. BW is a holding company of 100% equity or ownership of Wookoo LLC and Bomie US LLC, which was acquired on March 25, 2025.

Reorganization

A Reorganization of the legal structure was completed in August 2018. The Reorganization involved the incorporation of Paranovus Entertainment Technology Limited, a Cayman Islands holding company; Happiness Biology Technology Group Limited, a holding company established in Hong Kong, PRC; Happiness (Fuzhou) E-commerce Co., Ltd, a holding company established in Fujian, PRC; and the transfer of 100% ownership of Fujian Happiness from the former shareholders to Happiness Fuzhou. Paranovus Cayman, Happiness Hong Kong and Happiness Fuzhou are all holding companies and had not commenced operation until August 21, 2018.

Prior to the reorganization, Mr. Wang Xuezhu, Chief Executive Officer owns 47.7% ownership of Fujian Happiness. On August 21, 2018, Mr. Wang Xuezhu and other shareholders of Fujian Happiness transferred their 100% ownership interests in Fujian Happiness to Happiness Fuzhou, which is 100% owned by Happiness Hong Kong. After the reorganization, Paranovus Cayman owns 100% equity interests of Fujian Happiness. Mr. Wang Xuezhu, who owns 52.37% ownership of Paranovus Cayman, became the ultimate controlling shareholder (“the Controlling Shareholder”) of the Company.

Since the Company is effectively controlled by the same Controlling Shareholder before and after the reorganization, it is considered under common control. Therefore, the above-mentioned transactions were accounted for as a recapitalization. The reorganization has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying financial statements of the Company.

On March 4, 2019, the Company subdivided its 50,000 ordinary shares into 90,000,000 ordinary shares and 10,000,000 preferred shares. The authorized ordinary shares became 100,000,000 shares and the par value was changed from $1 to $0.0005. On the same day, the Company cancelled 77,223,100 ordinary shares and sold additional 223,100 ordinary shares.

On October 7, 2022, the Company’s board of directors approved an amended and restated memorandum and articles of association to effectuate a one-for-twenty (1-for-20) reverse split for all classes and its ordinary shares (the “2022 Reverse Split”), and to increase the Company’s authorized shares, immediately following the 2022 Reverse Split. The market effective date of 2022 Reverse Split was October 11, 2022 As a result, the authorized share capital of the Company was changed to US$5,000,000.00 divided into 350,000,000 Class A Ordinary Shares with a par value of US$0.01 each, 100,000,000 Class B Ordinary Shares with a par value of US$0.01 each, and 50,000,000 Preferred Shares with par value of US$0.01 each.

During the reporting periods, the Company has the following subsidiaries. Details of the Company and its operating subsidiaries are set out below:

Name of subsidiary	Place of incorporation	Date of incorporation	Date of Acquisition	% of Ownership	Principal activities
Paranovus Entertainment (NewYork) Technology Limited (“Paranovus New York”)	New York	8 December, 2022	N/a	100% by Paranovus Cayman	Investment
2lab3 LLC(“2Lab3”)	Delaware	12 August, 2022	March 28, 2023	100% by Paranovus New York	AI-powered applications
Paranovus Entertainment (Hong Kong) Technology Ltd. (“Paranovus Hong Kong”)	Hong Kong	May 6, 2024	N/a	100% by Paranovus Cayman	Investment
Hainan Paranovous Technology Co., Ltd. (“Paranouvous Hainan”	PRC	June 17, 2024	N/a	100% by Paranovus Hong Kong	Investment
Bomie Wookoo Inc.(“BW”)	New York	September 6, 2022	March 25, 2025	51% by Paranovus Cayman	Investment
WooKoo LLC (“Wookoo”)	Texas	May 25, 2023	March 25, 2025	100% by BW	E-commerce sales
Bomie US LLC (“Bomie US”)	New Jersey	November 19, 2024	March 25, 2025	100% by BW	Trading and providing e-commerce solutions
Hainan Paranovous Technology Co., Ltd((“Paranovus Hainan”)	PRC	June 17, 2024	N/a	100% by Paranovous HK	Entertainment
Happiness (Shunchang) E-commerce Co., Ltd (“Happiness Shunchang”)*	PRC	July 11, 2023	N/a	100% by Happiness Hong Kong	Investment
Fuzhou Happiness Enterprise Management Consulting Co., Ltd*	PRC	December 15, 2020	N/a	100% by Happiness Shunchang	Management and consulting service
Taochejun (Fujian) automobiles Co., Ltd*	PRC	April 27, 2021	N/a	61% by Happiness Shunchang	Automobile sales

*	On July 5, 2024, the Company transferred the 100% of the equity interests of Happiness Hong Kong and its subsidiaries to a third party by the strategic decision.

Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company incurred a net loss of US$8,305,429 during the financial year ended March 31, 2025 and recorded a cash outflow from operating activities of US$2,669,456 for the year ended March 31, 2025, as of that date, the Company’s accumulated deficit was amounted to US$70,262,448 as of March 31, 2025. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Notwithstanding the above, the Company continues to have a reasonable expectation that adequate resources to continue in operation through disposing the entity with losses and the newly acquired BW with positive cash contributions for at least the next 12 months and that the going concern basis of preparation for these finance statement remains appropriate based on the following factors:

To sustain its ability to support the Company's operating activities, the Company considered supplementing its sources of funding through the following:

•

On April 3, 2025 and May 30, 2025, respectively, the Company signed two promissory note purchase agreements with Mr Guangrong Ao, who is a non-affiliated shareholder of the Company with less than 1% of the total voting power of the Company. Pursuant to the purchase agreement, the Company issued two 8% promissory notes with principal amount of $200,000 and $200,000 to Mr Ao on April 3, 2025 and May 30, 2025, respectively.

•	The Company plans to initiate At-The-Market(ATM) Offering in August 2025 to raise funds.

•

The controlling shareholder undertakes to provide continuing financial support to the Company to support its operations and pay its debts as and when they fall due, for a minimum period of twelve months from the date of this report.

•	Obtain external financing.